23 Post-employment Benefits (Details 4) - Participants	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Unified Plan [member]
Disclosure of defined benefit plans [line items]
Number of active participants	22	27
Number of inactive participants	4,274	4,337
Total	4,296	4,364
Plan III [member]
Disclosure of defined benefit plans [line items]
Number of active participants	7,401	7,647
Number of inactive participants	4,633	4,324
Total	12,034	11,971
Assistance Plan [member]
Disclosure of defined benefit plans [line items]
Number of active participants	6,546	6,963
Number of inactive participants	9,032	8,433
Number of dependent people	21,716	22,183
Total	37,294	37,579